DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Derivative, Fair Value, Net [Abstract]
Schedule of Fair Values of Derivative Instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:
	Balance sheet location	Fair Value		Notional Amount
		December 31,	June 30,	December 31,	June 30,
		2019	2020	2019	2020
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as cash flow hedge	Other current assets	$81	$415	$11,185	$12,565
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Other accounts payables	(7)	(9)	11,185	507
		$74	$406	$22,370	$13,072